Accounts Receivable, Net	12 Months Ended
Dec. 31, 2013
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
NOTE 4: ACCOUNTS RECEIVABLE, NET
Accounts receivable consist of the following:
	December 31, 2013	December 31, 2012
Accounts receivable	$ 8,441	$ 5,103
Less: Provision for doubtful accounts	-	-
Accounts receivable, net	$ 8,441	$ 5,103

Financial instruments that potentially subject Navios Acquisition to concentrations of credit risk are accounts receivable. Navios Acquisition does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.